Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.3%
		Australia: 2.6%
37,705		ASX Ltd.	$2,176,929	0.4
458,280		Aurizon Holdings Ltd.	1,240,767	0.2
23,907		Australia & New Zealand Banking Group Ltd.	480,114	0.1
108,260		BHP Group Ltd.	2,891,397	0.5
200,312		Brambles Ltd.	1,540,292	0.2
91,831		Goodman Group	1,413,013	0.2
602,766		Medibank Pvt Ltd.	1,538,995	0.2
45,343		Rio Tinto Ltd.	3,228,018	0.5
168,693	(1)	Telstra Corp., Ltd.	480,246	0.1
24,541		Wesfarmers Ltd.	976,081	0.2
			15,965,852	2.6

		Canada: 4.3%
19,813	(1)	Bank of Nova Scotia	1,224,017	0.2
62,554		BCE, Inc.	3,133,627	0.5
36,313	(2)	Canadian Imperial Bank of Commerce - XTSE	4,042,423	0.6
11,326		Canadian Natural Resources Ltd.	414,106	0.1
198		Constellation Software, Inc./Canada	324,375	0.1
28,132	(2)	National Bank Of Canada	2,160,651	0.3
52,850		Pembina Pipeline Corp.	1,675,294	0.3
59,565		Quebecor, Inc.	1,439,511	0.2
48,067		Royal Bank of Canada	4,782,792	0.8
165,272		TELUS Corp.	3,632,696	0.6
31,787		Waste Connections, Inc.	4,002,937	0.6
			26,832,429	4.3

		China: 0.5%
1,003,500		BOC Hong Kong Holdings Ltd.	3,023,967	0.5

		Denmark: 1.0%
761		AP Moller - Maersk A/S - Class B	2,060,096	0.3
34,250		Novozymes A/S	2,347,882	0.4
74,193		Tryg A/S	1,681,869	0.3
			6,089,847	1.0

		Finland: 1.0%
41,619		Kone Oyj	2,923,656	0.5
232,517	(2)	Nordea Bank Abp	2,996,280	0.5
10,065		Orion Oyj	398,480	0.0
			6,318,416	1.0

		France: 2.1%
13,727		Air Liquide SA	2,198,511	0.4
13,252	(1)	BNP Paribas	854,920	0.1
26,425		Cie de Saint-Gobain	1,778,318	0.3
3,185	(1)	Cie Generale des Etablissements Michelin SCA	492,135	0.1
13,324		Dassault Systemes SE	701,180	0.1
14,133		Legrand S.A.	1,514,341	0.2
181,629		Orange SA	1,964,286	0.3
13,128		Schneider Electric SE	2,186,513	0.4
5,260		SEB SA	740,002	0.1
40,884	(2)	Vivendi SE	514,726	0.1
			12,944,932	2.1

		Germany: 2.2%
3,776		Deutsche Boerse AG	612,717	0.1
70,398		Deutsche Post AG	4,414,630	0.7
208,129		Deutsche Telekom AG	4,173,845	0.7
56,188		RWE AG	1,981,653	0.3
6,540	(1),(3)	Scout24 AG	456,361	0.1
2,718		Siemens AG	444,530	0.1
10,203		Symrise AG	1,337,314	0.2
			13,421,050	2.2

		Hong Kong: 1.4%
185,000		CK Hutchison Holdings Ltd.	1,234,159	0.2
249,500		CLP Holdings Ltd.	2,402,293	0.4
38,600		Hong Kong Exchanges and Clearing Ltd.	2,371,990	0.4
119,400	(1)	Link REIT	1,026,330	0.2
293,500		Power Assets Holdings Ltd.	1,720,524	0.2
79,000	(1)	SITC International Holdings Co. Ltd.	284,798	0.0
			9,040,094	1.4

		Ireland: 1.2%
19,626		CRH PLC	926,243	0.1
39,984		Medtronic PLC	5,011,994	0.8
30,924		Smurfit Kappa PLC	1,628,094	0.3
			7,566,331	1.2

		Israel: 0.2%
115,925		Bank Leumi Le-Israel BM	982,237	0.2

		Italy: 1.7%
5,780		DiaSorin SpA	1,210,394	0.2
78,512		ENI S.p.A.	1,046,970	0.2
108,647	(1)	FinecoBank Banca Fineco SpA	1,962,362	0.3
1,089,962		Intesa Sanpaolo SpA	3,085,657	0.5
98,308	(3)	Poste Italiane SpA	1,349,951	0.2
270,301		Terna - Rete Elettrica Nazionale	1,918,267	0.3
			10,573,601	1.7

		Japan: 8.0%
47,400		Dai Nippon Printing Co., Ltd.	1,141,994	0.2
869,000		ENEOS Holdings, Inc.	3,530,186	0.6
11,700		Hoya Corp.	1,825,420	0.3
31,500	(2)	Idemitsu Kosan Co., Ltd.	828,660	0.1
71,400		Japan Tobacco, Inc.	1,399,030	0.2
24,900		Lawson, Inc.	1,223,146	0.2
15,100		Lixil Corp.	437,649	0.1
15,800		McDonald's Holdings Co. Japan Ltd.	745,419	0.1
279,800	(2)	Mitsubishi UFJ Financial Group, Inc.	1,653,991	0.3
6,200		Nintendo Co., Ltd.	2,962,874	0.5

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
89,500	(2)	Nippon Telegraph & Telephone Corp.	$2,479,971	0.4
15,900		Nissan Chemical Corp.	929,932	0.2
10,100	(2)	Nitto Denko Corp.	718,985	0.1
87,300		Osaka Gas Co., Ltd.	1,595,239	0.3
7,100	(1)	Otsuka Holdings Co. Ltd.	306,695	0.0
8,800		Rohm Co., Ltd.	829,863	0.1
37,600		Secom Co., Ltd.	2,719,534	0.4
118,100		Sekisui House Ltd.	2,473,127	0.4
3,100		SMC Corp.	1,934,122	0.3
334,000		SoftBank Corp.	4,530,642	0.7
17,900		Sohgo Security Services Co., Ltd.	804,730	0.1
122,200	(2)	Sumitomo Chemical Co., Ltd.	634,249	0.1
88,000	(2)	Sumitomo Mitsui Financial Group, Inc.	3,095,784	0.5
94,700	(2)	Sumitomo Mitsui Trust Holdings, Inc.	3,261,472	0.5
55,800		T&D Holdings, Inc.	765,458	0.1
8,300	(1)	Tokio Marine Holdings, Inc.	449,988	0.1
60,900		Tokyo Gas Co., Ltd.	1,133,184	0.2
49,100		Trend Micro, Inc.	2,734,286	0.5
9,800		Tsuruha Holdings, Inc.	1,208,558	0.2
19,100		Welcia Holdings Co. Ltd.	688,415	0.1
98,500	(1)	Yamada Holdings Co. Ltd.	418,794	0.1
			49,461,397	8.0

		Netherlands: 1.1%
3,781		ASM International NV	1,480,704	0.2
77,126		Koninklijke Ahold Delhaize NV	2,568,143	0.4
13,720		Koninklijke Philips NV	609,535	0.1
14,637	(1),(2)	Universal Music Group NV	391,908	0.1
15,792	(1)	Wolters Kluwer NV	1,682,691	0.3
			6,732,981	1.1

		New Zealand: 0.1%
221,029		Spark New Zealand Ltd.	727,158	0.1

		Norway: 0.1%
17,015		Yara International ASA	842,860	0.1

		Singapore: 0.1%
98,900		Singapore Exchange Ltd.	724,034	0.1

		Spain: 0.2%
52,469		Endesa S.A.	1,058,166	0.2

		Sweden: 0.3%
195,692		Swedish Match AB	1,713,624	0.3

		Switzerland: 1.7%
28,896	(1)	ABB Ltd.	976,617	0.2
2,167		Geberit AG - Reg	1,591,017	0.3
36,410		Holcim Ltd.	1,754,416	0.3
1,992		Roche Holding AG	727,020	0.1
3,582		Sonova Holding AG - Reg	1,353,668	0.2
167	(1)	Straumann Holding AG	303,689	0.0
9,041		Zurich Insurance Group AG	3,697,049	0.6
			10,403,476	1.7

		United Kingdom: 4.0%
121,374		3i Group PLC	2,084,810	0.3
87,079		British American Tobacco PLC	3,043,806	0.5
312,022		Direct Line Insurance Group PLC	1,217,532	0.2
201,392		GlaxoSmithKline PLC	3,800,906	0.6
36,122		Hikma Pharmaceuticals PLC	1,188,271	0.2
102,020		Imperial Brands PLC	2,133,917	0.3
110,953	(1)	J Sainsbury Plc	429,459	0.1
19,786		Janus Henderson Group PLC	817,755	0.1
4,074		London Stock Exchange Group PLC	408,248	0.1
8,880	(1)	Persimmon PLC	321,537	0.1
14,417		Reckitt Benckiser Group PLC	1,132,603	0.2
236,106		Sage Group PLC/The	2,248,121	0.3
70,666		Segro PLC	1,135,168	0.2
157,937		Standard Chartered PLC	923,265	0.1
80,331		United Utilities Group PLC	1,045,536	0.2
1,814,533		Vodafone Group PLC	2,761,160	0.4
1,397		Willis Towers Watson PLC	324,747	0.1
			25,016,841	4.0

		United States: 63.5%
67,139		AbbVie, Inc.	7,242,284	1.2
5,333	(1)	Accenture PLC	1,712,565	0.3
34,035		Aflac, Inc.	1,774,245	0.3
24,714		Agilent Technologies, Inc.	3,893,196	0.6
68,378	(1)	AGNC Investment Corp.	1,087,709	0.2
2,097		Alexandria Real Estate Equities, Inc.	400,674	0.1
6,673	(1)	Allegion Public Ltd.	892,150	0.1
10,850		Allison Transmission Holdings, Inc.	383,222	0.1
17,475		Allstate Corp.	2,224,742	0.4
11,798		Ally Financial, Inc.	602,288	0.1
105,362		Altria Group, Inc.	4,796,078	0.8
43,478		Amdocs Ltd.	3,291,719	0.5
16,094		American Homes 4 Rent	613,503	0.1
2,884		American Tower Corp.	765,442	0.1
25,094		American Water Works Co., Inc.	4,241,890	0.7
6,528		Ameriprise Financial, Inc.	1,724,175	0.3
5,725		Ametek, Inc.	709,957	0.1
20,117		Amgen, Inc.	4,277,880	0.7
194,867		Antero Midstream Corp.	2,030,514	0.3
4,423		Anthem, Inc.	1,648,894	0.3
9,838		AO Smith Corp.	600,807	0.1
15,803		Aptargroup, Inc.	1,886,088	0.3
27,530		Avnet, Inc.	1,017,784	0.2

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
8,927		Bank of Hawaii Corp.	$733,532	0.1
53,508		Bank OZK	2,299,774	0.4
14,666		Becton Dickinson & Co.	3,605,196	0.6
6,568		Blackrock, Inc.	5,508,319	0.9
46,938		Blackstone, Inc.	5,460,767	0.9
40,697		Booz Allen Hamilton Holding Corp.	3,229,307	0.5
94,105		Bristol-Myers Squibb Co.	5,568,193	0.9
13,462	(1)	Brixmor Property Group, Inc.	301,553	0.0
7,258		Brookfield Renewable Corp.	281,931	0.0
2,899		Carlisle Cos., Inc.	576,292	0.1
1,733		Chemed Corp.	806,053	0.1
12,828		Chevron Corp.	1,301,401	0.2
12,469		Church & Dwight Co., Inc.	1,029,565	0.2
3,957		Cigna Corp.	792,033	0.1
153,950		Cisco Systems, Inc.	8,379,498	1.3
30,285		Citigroup, Inc.	2,125,401	0.3
5,791	(1)	Coca-Cola Co.	306,112	0.0
57,453		Colgate-Palmolive Co.	4,342,298	0.7
5,566	(1)	Comcast Corp. – Class A	313,206	0.1
32,742		Commerce Bancshares, Inc.	2,281,463	0.4
39,932		ConocoPhillips	2,706,192	0.4
13,379		Coresite Realty Corp.	1,853,527	0.3
59,949		Corporate Office Properties Trust SBI MD	1,617,424	0.3
10,577	(1)	CVS Health Corp.	907,012	0.1
3,064		Deere & Co.	1,026,654	0.2
3,386	(1)	Dolby Laboratories, Inc.	299,182	0.0
14,306		Dollar General Corp.	3,034,875	0.5
18,642		DT Midstream, Inc.	862,006	0.1
17,975		DTE Energy Co.	2,007,987	0.3
19,423		Duke Energy Corp.	1,895,491	0.3
23,060		Duke Realty Corp.	1,103,882	0.2
25,726		Electronic Arts, Inc.	3,659,523	0.6
16,087		Emerson Electric Co.	1,515,395	0.2
30,944		Entergy Corp.	3,073,049	0.5
1,508		Equinix, Inc.	1,191,516	0.2
369,581		Equitrans Midstream Corp.	3,747,551	0.6
6,910		Everest Re Group Ltd.	1,732,890	0.3
59,203		Evergy, Inc.	3,682,427	0.6
16,743		Exelon Corp.	809,357	0.1
10,768	(1)	Extra Space Storage, Inc.	1,822,749	0.3
8,524	(1)	Exxon Mobil Corp.	505,800	0.1
7,375		FedEx Corp.	1,617,264	0.3
31,650		First American Financial Corp.	2,122,132	0.3
22,838		First Industrial Realty Trust, Inc.	1,189,403	0.2
115,758		Flowers Foods, Inc.	2,735,362	0.4
14,072		FMC Corp.	1,288,432	0.2
44,445		Gaming and Leisure Properties, Inc.	2,058,692	0.3
14,374		Garmin Ltd.	2,234,582	0.4
64,380		General Mills, Inc.	3,851,212	0.6
29,229		Genpact Ltd.	1,388,670	0.2
90,020		Gentex Corp.	2,968,860	0.5
77,591		Gilead Sciences, Inc.	5,419,731	0.9
43,870		GrafTech International Ltd.	452,738	0.1
16,557		Hanover Insurance Group, Inc.	2,146,118	0.3
19,955		Hershey Co.	3,377,384	0.5
6,595		Honeywell International, Inc.	1,399,987	0.2
1,801		Humana, Inc.	700,859	0.1
59,648		International Paper Co.	3,335,516	0.5
7,025		Intuit, Inc.	3,790,058	0.6
30,118		Invitation Homes, Inc.	1,154,423	0.2
16,271	(1)	Iron Mountain, Inc.	715,496	0.1
68,409		Johnson & Johnson	11,048,053	1.8
41,792		Johnson Controls International plc	2,845,199	0.5
19,449		JPMorgan Chase & Co.	3,183,607	0.5
30,244	(1)	Keurig Dr Pepper, Inc.	1,041,561	0.2
10,526		Kimberly-Clark Corp.	1,394,063	0.2
137,913		Kinder Morgan, Inc.	2,307,284	0.4
64,518		Knight-Swift Transportation Holdings, Inc.	3,300,096	0.5
17,716		Kroger Co.	716,258	0.1
48,845		Lazard Ltd.	2,237,101	0.4
15,200		Leidos Holdings, Inc.	1,461,176	0.2
16,660		Life Storage, Inc.	1,911,568	0.3
17,715	(1)	Loews Corp.	961,894	0.2
6,207		LPL Financial Holdings, Inc.	973,009	0.2
12,619	(1)	Manpowergroup, Inc.	1,374,960	0.2
12,890	(1)	Marathon Petroleum Corp.	800,254	0.1
5,355		MarketAxess Holdings, Inc.	2,252,795	0.4
20,914		Masco Corp.	1,161,773	0.2
2,933		McDonald's Corp.	707,176	0.1
17,577		McKesson Corp.	3,504,502	0.6
29,102	(1)	MDU Resources Group, Inc.	869,830	0.1
95,600		Merck & Co., Inc.	7,180,516	1.2
13,773		Microsoft Corp.	3,882,884	0.6
30,972		Mondelez International, Inc.	1,801,951	0.3
11,565	(1)	Morgan Stanley	1,138,206	0.2
10,963		MSC Industrial Direct Co.	879,123	0.1
6,193		MSCI, Inc. - Class A	3,767,450	0.6
22,837		Nasdaq, Inc.	4,407,998	0.7
24,983		National Fuel Gas Co.	1,312,107	0.2
6,952	(1)	National Retail Properties, Inc.	302,742	0.0
27,147		National Storage Affiliates Trust	1,433,090	0.2
3,444		NewMarket Corp.	1,166,724	0.2
96,538		NiSource, Inc.	2,339,116	0.4
117,142		Old Republic International Corp.	2,709,494	0.4
54,726		Omega Healthcare Investors, Inc.	1,639,591	0.3
24,191		Packaging Corp. of America	3,324,811	0.5
36,337		PepsiCo, Inc.	5,465,448	0.9
205,028		Pfizer, Inc.	8,818,254	1.4
60,558		Philip Morris International, Inc.	5,740,293	0.9

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
32,161		Phillips 66	$2,252,235	0.4
6,283		Pinnacle West Capital Corp.	454,638	0.1
48,792		Procter & Gamble Co.	6,821,122	1.1
45,281		Progressive Corp.	4,092,950	0.7
2,425	(1)	ProLogis, Inc.	306,522	0.0
25,243		Prosperity Bancshares, Inc.	1,795,535	0.3
37,359		Public Service Enterprise Group, Inc.	2,275,163	0.4
20,422		Qualcomm, Inc.	2,634,030	0.4
2,337		Regal Beloit Corp.	351,345	0.1
44,248		Regions Financial Corp.	942,925	0.2
18,317		Republic Services, Inc.	2,199,139	0.4
5,166	(1)	RLI Corp.	522,341	0.1
6,789		Rockwell Automation, Inc.	1,996,238	0.3
8,286		Roper Technologies, Inc.	3,696,633	0.6
14,825		Royal Gold, Inc.	1,415,639	0.2
14,348		Ryder System, Inc.	1,186,723	0.2
8,597		S&P Global, Inc.	3,652,779	0.6
3,114	(1)	SBA Communications Corp.	1,034,777	0.2
7,730	(1)	Sempra Energy	983,527	0.2
57,635		Service Corp. International	3,473,085	0.6
18,425		Silgan Holdings, Inc.	706,783	0.1
6,127	(1)	Starbucks Corp.	680,385	0.1
6,597		Stifel Financial Corp.	448,332	0.1
12,299		Sun Communities, Inc.	2,276,545	0.4
111,291		Switch, Inc.	2,825,678	0.5
33,023		Synchrony Financial	1,614,164	0.3
11,063		SYNNEX Corp.	1,151,658	0.2
12,816	(1)	Synovus Financial Corp.	569,435	0.1
22,964		T. Rowe Price Group, Inc.	4,517,019	0.7
26,688		Target Corp.	6,105,414	1.0
33,718		Texas Instruments, Inc.	6,480,937	1.0
6,694		Thermo Fisher Scientific, Inc.	3,824,483	0.6
40,257		Tradeweb Markets, Inc.	3,251,960	0.5
12,108	(1)	UGI Corp.	519,609	0.1
14,755		UMB Financial Corp.	1,426,956	0.2
133,427		Umpqua Holdings Corp.	2,701,897	0.4
9,465		United Parcel Service, Inc. - Class B	1,723,577	0.3
3,420		UnitedHealth Group, Inc.	1,336,331	0.2
55,229		US Bancorp	3,282,812	0.5
13,761	(1)	Valero Energy Corp.	970,614	0.2
2,336	(1)	Verisk Analytics, Inc.	469,993	0.1
147,215		Verizon Communications, Inc.	7,951,082	1.3
3,428	(1)	Visa, Inc. - Class A	769,896	0.1
35,180		Washington Federal, Inc.	1,207,026	0.2
15,836		Waste Management, Inc.	2,365,265	0.4
46,397		Wells Fargo & Co.	2,153,285	0.3
20,539		Werner Enterprises, Inc.	909,262	0.1
8,125		Weyerhaeuser Co.	289,006	0.0
166,027		Williams Cos., Inc.	4,306,740	0.7
13,449		World Fuel Services Corp.	452,155	0.1
16,296		Zoetis, Inc.	3,163,705	0.5
			393,962,415	63.5

	Total Common Stock
	(Cost $530,478,350)		603,401,708	97.3

EXCHANGE-TRADED FUNDS: 1.5%
59,961		iShares MSCI EAFE Value Index ETF	3,049,017	0.5
39,406		iShares Russell 1000 Value ETF	6,167,433	1.0

	Total Exchange-Traded Funds
	(Cost $9,400,393)		9,216,450	1.5

	Total Long-Term Investments
	(Cost $539,878,743)		612,618,158	98.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.8%
		Repurchase Agreements: 3.6%
5,145,484	(4)	Bank of America Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,145,491, collateralized by various U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $5,248,394, due 09/01/31-07/01/60)	5,145,484	0.8
5,145,500	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,145,507, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.430%-9.500%, Market Value plus accrued interest $5,248,410, due 11/01/21-07/20/71)	5,145,500	0.9

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
2,234,620	(4) Citadel Securities LLC, Repurchase Agreement dated 09/30/21, 0.08%, due 10/01/21 (Repurchase Amount $2,234,625, collateralized by various U.S. Government Securities, 0.000%-7.625%, Market Value plus accrued interest $2,279,329, due 10/12/21-08/15/51)	$2,234,620	0.4
1,240,909	(4) Nomura Securities, Repurchase Agreement dated 09/30/21, 0.04%, due 10/01/21 (Repurchase Amount $1,240,910, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-2.500%, Market Value plus accrued interest $1,265,727, due 12/31/21-09/20/51)	1,240,909	0.2
5,145,484	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/21, 0.05%, due 10/01/21 (Repurchase Amount $5,145,491, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $5,248,394, due 10/31/21-05/01/58)	5,145,484	0.8
3,195,882	(4) State of Wisconsin Investment Board, Repurchase Agreement dated 09/30/21, 0.10%, due 10/01/21 (Repurchase Amount $3,195,891, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $3,259,894, due 07/15/23-02/15/48)	3,195,882	0.5

	Total Repurchase Agreements
	(Cost $22,107,879)	22,107,879	3.6

	Mutual Funds: 0.2%
1,260,000	(5) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $1,260,000)	1,260,000	0.2

	Total Short-Term Investments
	(Cost $23,367,879)	23,367,879	3.8

	Total Investments in Securities (Cost $563,246,622)	$635,986,037	102.6
	Liabilities in Excess of Other Assets	(16,012,435)	(2.6)
	Net Assets	$619,973,602	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(4)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(5)	Rate shown is the 7-day yield as of September 30, 2021.

Sector Diversification	Percentage of Net Assets
Financials	22.6%
Health Care	14.6
Industrials	11.8
Consumer Staples	9.5
Information Technology	7.4
Communication Services	6.7
Utilities	6.1
Materials	5.3
Energy	4.8
Real Estate	4.4
Consumer Discretionary	4.1
Exchange-Traded Funds	1.5
Short-Term Investments	3.8
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100 .0%

Portfolio holdings are subject to change daily.

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$15,965,852	$–	$15,965,852
Canada	26,832,429	–	–	26,832,429
China	–	3,023,967	–	3,023,967
Denmark	–	6,089,847	–	6,089,847
Finland	–	6,318,416	–	6,318,416
France	–	12,944,932	–	12,944,932
Germany	–	13,421,050	–	13,421,050
Hong Kong	–	9,040,094	–	9,040,094
Ireland	5,011,994	2,554,337	–	7,566,331
Israel	–	982,237	–	982,237
Italy	–	10,573,601	–	10,573,601
Japan	–	49,461,397	–	49,461,397
Netherlands	391,908	6,341,073	–	6,732,981
New Zealand	–	727,158	–	727,158
Norway	–	842,860	–	842,860
Singapore	–	724,034	–	724,034
Spain	–	1,058,166	–	1,058,166
Sweden	1,713,624	–	–	1,713,624
Switzerland	–	10,403,476	–	10,403,476
United Kingdom	2,360,034	22,656,807	–	25,016,841
United States	393,962,415	–	–	393,962,415
Total Common Stock	430,272,404	173,129,304	–	603,401,708
Exchange-Traded Funds	9,216,450	–	–	9,216,450
Short-Term Investments	1,260,000	22,107,879	–	23,367,879
Total Investments, at fair value	$440,748,854	$195,237,183	$–	$635,986,037
Other Financial Instruments+
Forward Foreign Currency Contracts	–	296	–	296
Total Assets	$440,748,854	$195,237,479	$–	$635,986,333
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(3,653)	$–	$(3,653)
Total Liabilities	$–	$(3,653)	$–	$(3,653)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio's investments are categorized as Level 2 investments.

At September 30, 2021, the following forward foreign currency contracts were outstanding for Voya Global High Dividend Low Volatility Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
HKD	6,613,507	USD	849,240	The Bank of New York Mellon	10/05/21	$296
USD	798,392	AUD	1,103,758	The Bank of New York Mellon	10/05/21	(3,653)
						$(3,357)

Currency Abbreviations
AUD	-	Australian Dollar
HKD	-	Hong Kong Sar Dollar
USD	-	United States Dollar

Voya Global High Dividend Low Volatility Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $563,654,208.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$86,170,105
Gross Unrealized Depreciation	(13,932,454)

Net Unrealized Appreciation	$72,237,651